Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2021
Other Income Expense [Abstract]
Summary of Other Income Expenses
Other income (expense) during the years ended December 31, 2021 and 2020 were comprised of the following:

	2021	2020
Foreign exchange gain	$152	$12,050
Change in fair value of gold contracts (note 15(b)(i))	16,605	(48,091)
Change in fair value of foreign exchange contracts (note 15(b(ii))	(4,410)	(14,731)
Change in fair value of warrants (note 15(a),15(b)(iii),15(b)(iv))	85,790	(29,862)
Change in fair value of contingent consideration (note 15(b)(v))	(923)	—
Change in fair value of Stream Arrangement (note 9)	(6,419)	—
Gain on bargain purchase of Premier (note 5(a))	81,432	—
Gain on sale of Pilar (note 5(c))	45,417	—
Gain on sale of partial interest in Solaris (note 5(d))	50,300	—
Gain on reclassification of investment in Solaris (note 5(d))	186,067	—
Dilution gain on investment in associate	2,067	8,033
Loss on disposal of plant and equipment	(12,414)	(1,679)
Expected credit losses(1)	(6,951)	(6,074)
Other expense	(10,151)	(6,183)
Total other income (expense)	$426,562	$(86,537)
(1)    Related to non-trade receivables (note 12).